Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Cash and due from financial institutions	$ 128,222,000	$ 48,535,000
Other securities	20,537,000	20,280,000
Loans, net of allowance for loan losses	2,032,474,000	1,694,203,000
Bank owned life insurance	45,976,000	44,999,000
Accrued interest receivable	9,421,000	7,093,000
Financial Liabilities:
Time deposits	286,838,000
Short-term FHLB advances	125,000,000	101,500,000
Long-term FHLB advances	125,000,000	125,000,000
Securities sold under agreement to repurchase	28,914,000	18,674,000	$ 22,199,000
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	139,522,000	48,535,000
Other securities	20,537,000	20,280,000
Loans, held for sale	7,001,000	2,285,000
Loans, net of allowance for loan losses	2,032,474,000	1,694,203,000
Bank owned life insurance	45,976,000	44,999,000
Accrued interest receivable	9,421,000	7,093,000
Financial Liabilities:
Nonmaturing deposits	1,902,560,000	1,402,924,000
Time deposits	286,838,000	275,840,000
Short-term FHLB advances		101,500,000
Long-term FHLB advances	125,000,000	125,000,000
Securities sold under agreement to repurchase	28,914,000	18,674,000
Subordinated debentures	29,427,000	29,427,000
Accrued interest payable	204,000	277,000
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	139,522,000	48,535,000
Other securities	20,537,000	20,280,000
Loans, held for sale	7,141,000	2,331,000
Loans, net of allowance for loan losses	2,063,249,000	1,713,863,000
Bank owned life insurance	45,976,000	44,999,000
Accrued interest receivable	9,421,000	7,093,000
Financial Liabilities:
Nonmaturing deposits	1,902,560,000	1,402,924,000
Time deposits	288,298,000	276,616,000
Short-term FHLB advances		101,500,000
Long-term FHLB advances	130,942,000	123,893,000
Securities sold under agreement to repurchase	28,914,000	18,674,000
Subordinated debentures	31,479,000	34,452,000
Accrued interest payable	204,000	277,000
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	139,522,000	48,535,000
Other securities	20,537,000	20,280,000
Loans, held for sale	7,141,000	2,331,000
Bank owned life insurance	45,976,000	44,999,000
Accrued interest receivable	9,421,000	7,093,000
Financial Liabilities:
Nonmaturing deposits	1,902,560,000	1,402,924,000
Short-term FHLB advances		101,500,000
Securities sold under agreement to repurchase	28,914,000	18,674,000
Accrued interest payable	204,000	277,000
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	2,063,249,000	1,713,863,000
Financial Liabilities:
Time deposits	288,298,000	276,616,000
Long-term FHLB advances	130,942,000	123,893,000
Subordinated debentures	$ 31,479,000	$ 34,452,000